Transaction with equity holders of the Group (Details) - USD ($) $ in Millions					12 Months Ended
		Dec. 31, 2025	Oct. 23, 2025	Apr. 07, 2025	Dec. 31, 2025
Disposal of assets [line item]
Transactions with non-controlling interests	[1]				$ 2,843
Non-controlling interest
Disposal of assets [line item]
Transactions with non-controlling interests	[1]				3,216
Driftwood Pipeline LLC
Disposal of assets [line item]
Proportion of ownership interest in associate			20.00%
Williams
Disposal of assets [line item]
Proceeds from disposal of oil and gas assets			$ 370
Base purchase price amount			$ 250
% held by NCI			10.00%
Williams | Other reserves
Disposal of assets [line item]
Change in reserves on recognition of non-controlling interest			$ 36
Williams | Louisiana LNG Gas Management LLC
Disposal of assets [line item]
Percentage of sale of interest sold			10.00%
Williams | Driftwood Pipeline LLC
Disposal of assets [line item]
Percentage of sale of interest sold			80.00%
Gain on sale of other income			$ 16
Stonepeak
Disposal of assets [line item]
Proceeds from disposal of oil and gas assets					1,876
Stonepeak | Other reserves
Disposal of assets [line item]
Change in reserves on recognition of non-controlling interest					(278)
Stonepeak | Non-controlling interest
Disposal of assets [line item]
Transactions with non-controlling interests					$ 2,146
Stonepeak | Louisiana LNG Infrastructure LLC
Disposal of assets [line item]
Percentage of sale of interest sold				40.00%
Proceeds from disposal of oil and gas assets				$ 2,594
% held by NCI		40.00%
Exploration commitments				$ 5,700
Percentage of capital commitments				75.00%

[1]	1.Represents the difference between the amount of the adjustment to non-controlling interest and any consideration received. Refer to Note B.9 for the sell-down of Louisiana LNG Infrastructure LLC to Stonepeak and the sell-down of Louisiana LNG LLC to Williams.